Consolidated statements of changes in equity (Unaudited) - USD ($) $ in Thousands	Total	Equity	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests
Beginning balance at Dec. 31, 2019	$ 284,811	$ 281,883	$ 0	$ 2,928
Net (loss) income	(118,548)	(117,405)		(1,143)
Member contribution by debt retirement	10,549	10,549
Ending balance at Dec. 31, 2020	176,812	175,027	0	1,785
Net (loss) income	(25,989)	(25,998)		9
Currency translation adjustments	6		6
Noncontrolling interest of acquired business	1,228			1,228
Ending balance at Mar. 31, 2021	152,057	149,029	6	3,022
Beginning balance at Dec. 31, 2020	176,812	175,027	0	1,785
Net (loss) income	(43,538)	(42,420)		(1,118)
Member contribution by debt retirement	18,000	18,000
Purchase of noncontrolling interests	(4,469)	(3,592)		(877)
Currency translation adjustments	75		56	19
Noncontrolling interest of acquired business	1,230			1,230
Ending balance at Dec. 31, 2021	148,110	147,015	56	1,039
Net (loss) income	24,126	23,710		416
Member contributions	5,000	5,000
Deemed distribution	(3,664)	(3,664)
THRC related equity	72,931	72,931
Currency translation adjustments	(136)		(102)	(34)
Ending balance at Mar. 31, 2022	$ 246,367	$ 244,992	$ (46)	$ 1,421